Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended										6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk												5.00%
Allowance for Credit Losses												$ 5,200,000
Concentrations of Credit												5.00%
Equity Compensation Plans - Shares Reserved												268,100
Self funded insurance												$ 300,000	$ 3,600,000
Stopless insurance policy description												This policy has a specific stop loss limit that covers individual claims in excess of $135,000 and an aggregating specific stop loss limit that covers aggregate claims in excess of $200,000
Two loans amount													432,000
Additional self fund isurance												$ 1,300,000
Stop-Loss Insurance Receivable												$ 968,000
Local, State and National Economic Outlook
Credit lossed risk factors												30.00%
Trends in Terms of Volume, Mix and Size of Loans
Credit lossed risk factors												15.00%
Seasoning of the Loan Portfolio
Credit lossed risk factors												10.00%
Experience of Staff
Credit lossed risk factors												10.00%
Levels and Trends of Delinquencies
Credit lossed risk factors												25.00%
2009 Plan [Member]
Restricted stock units granted					5,290	3,725		4,114	5,544	16,583
Grant date fair value per share					$ 28.43	$ 31.43		$ 25.00	$ 16.91	$ 16.34
Stock dividend paid							10.00%
2020 Plan [Member]
Restricted stock units granted	6,450	5,370	5,385	7,060							7,635
Grant date fair value per share	$ 29.52	$ 32.58	$ 27.99	$ 22.04							$ 17.08
Shares reserved for possible issuance												300,000
Unrecognized compensation expense												$ 282,000
Under The 2009 Plan And 2020 Plan [Member]
Compensation expense for restricted stock												$ 212,000	$ 187,000	$ 249,000